Fair Value Measures (Details) - Schedule of Composition Marketable Securities - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current marketable securities
Total non-current marketable securities	$ 4	$ 460	$ 44,550
Municipal Bonds [Member]
Current marketable securities
Total non-current marketable securities			9,961
Corporate bonds [Member]
Current marketable securities
Total non-current marketable securities		427	34,589
Mutual funds [Member]
Current marketable securities
Total non-current marketable securities		$ 33